Operating Leases (Details) - Schedule of Components of Lease Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Lease Expense [Abstract]
Operating lease cost	$ 212,480	$ 214,959	$ 85,481
Short-term lease costs
Total lease cost	$ 212,480	$ 214,959	$ 85,481